Capital - Additional Information (Detail) $ / shares in Units, $ in Millions			1 Months Ended			3 Months Ended			6 Months Ended
		May 04, 2026 USD ($) $ / shares shares	Jul. 31, 2026 USD ($) shares	Feb. 28, 2026 USD ($) shares	Oct. 31, 2025 shares	Jun. 30, 2026 USD ($) shares		Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares		Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure Of Share Capital [Line Items]
Shares repurchased | shares		6,500,000				1,100,000			3,600,000
Share redemption ratio		0.98456
Decrease through other distributions to owners, equity		$ 605							$ 607
Cash distribution to shareholders | $ / shares		$ 1.435518
Share repurchases						$ 100		$ 0	362		$ 0
Excise taxes payable						11			11
Other financial liabilities	[2]					318	[1]		318	[1]		$ 108
NCIB [member]
Disclosure Of Share Capital [Line Items]
Shares repurchased | shares					6,000,000
NCIB [member] | Share Repurchases Transactions [Member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares | shares			2,600,000	16,000,000
Common shares repurchased, maximum value			$ 600	$ 600
Pre-defined share repurchase program with broker [member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities						$ 238			$ 238
Pre-defined share repurchase program with broker [member] | Share Repurchases Transactions [Member]
Disclosure Of Share Capital [Line Items]
Repurchased common shares | shares			238,000,000

[1]	Includes a commitment to repurchase up to $238 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company's shares during its internal trading blackout period. See note 14.
[2]	Includes lease liabilities of $60 million (2025 - $59 million).